UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3458

Waddell & Reed Advisors Fixed Income Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Government Securities Fund
June 30, 2006
UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands	Value

Agency Obligations - 11.38%
Federal Home Loan Bank,
5.75%, 10-15-07	$3,000	$3,010,359
Federal Home Loan Mortgage Corporation:
4.125%, 2-24-11	1,400	1,318,358
5.25%, 11-5-12	5,000	4,847,655
4.75%, 5-6-13	2,000	1,884,736
Federal National Mortgage Association,
5.3%, 2-22-11	4,000	3,930,828
Tennessee Valley Authority:
4.875%, 12-15-16	10,000	9,968,710
5.88%, 4-1-36	250	259,036

Total Agency Obligations		25,219,682

Mortgage-Backed Obligations - 71.40%
Federal Agricultural Mortgage Corporation,
7.064%, 1-25-12	2,932	2,920,141
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5-15-19	4,500	4,248,160
5.0%, 5-15-23	8,000	7,551,972
5.5%, 4-15-24 (Interest Only)	5,400	418,922
5.5%, 4-15-24 (Interest Only)	2,792	143,686
6.0%, 3-15-29	731	729,771
5.0%, 7-15-29 (Interest Only)	2,674	323,852
7.5%, 9-15-29	4,427	4,610,727
4.0%, 2-15-30	3,000	2,822,675
4.25%, 3-15-31	2,153	2,050,092
5.0%, 9-15-31 (Interest Only)	3,181	529,363
5.0%, 9-15-32	5,500	5,044,308
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
7.5%, 9-1-07	1	1,178
8.0%, 2-1-23	83	86,938
6.5%, 11-1-24	183	184,184
5.0%, 7-1-25	2,792	2,642,221
7.0%, 12-1-25	265	272,243
6.0%, 11-1-28	1,970	1,948,533
6.5%, 11-1-31	531	536,250
6.0%, 2-1-32	477	471,553
5.0%, 3-1-35	2,246	2,098,896
5.5%, 10-1-35	1,924	1,849,020
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.5%, 12-15-13 (Interest Only)	930	206,184
5.0%, 4-15-18	3,950	3,731,637
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.971%, 5-1-35	8,358	8,088,883
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	7,000	6,622,055
5.0%, 3-25-18 (Interest Only)	1,770	147,298
5.0%, 6-25-18	6,000	5,741,561
4.5%, 8-25-18	2,500	2,418,810
5.5%, 2-25-32	4,500	4,408,201
4.0%, 11-25-32	1,191	1,108,807
4.0%, 2-25-33	1,295	1,239,304
4.0%, 3-25-33	2,081	1,939,843
3.5%, 8-25-33	5,841	5,155,075
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
7.135%, 6-1-07	5,088	5,099,990
7.15%, 6-1-07	2,065	2,069,900
5.5%, 1-1-17	1,054	1,036,504
5.5%, 10-1-23	2,065	2,007,453
7.0%, 12-1-23	389	398,516
5.0%, 4-1-24	3,256	3,088,144
5.0%, 2-1-25	7,271	6,895,980
7.42%, 10-1-25	5,462	5,948,889
6.0%, 4-1-34	4,599	4,527,469
5.5%, 12-1-34	9,268	8,925,585
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	6,000	5,336,138
5.5%, 9-25-31	4,500	4,353,053
5.0%, 3-25-33	4,000	3,861,418
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	6,059	548,468
5.0%, 1-20-32	2,232	2,170,820
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.0%, 7-15-23	248	255,305
7.0%, 8-20-27	42	43,315
9.75%, 11-15-28	2,749	2,881,598
6.5%, 5-15-29	323	328,027
7.75%, 10-15-31	1,848	1,879,879
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.8%, 6-1-15	938	958,032
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2001-3 Class G,
6.5%, 4-15-27	873	873,217
2002-3 Class G,
6.0%, 2-15-30	4,000	4,030,970
2003-1 Class D,
5.75%, 12-15-25	2,137	2,133,334
2003-1 Class E,
5.75%, 4-15-27	4,000	4,004,394
2003-2 Class D,
5.0%, 11-15-23	575	572,518
2003-2 Class E,
5.0%, 12-15-25	1,750	1,720,991

Total Mortgage-Backed Obligations		158,242,250

Treasury Obligations - 16.26%
United States Treasury Bond,
6.125%, 11-15-27	10,000	11,049,220
United States Treasury Notes:
4.0%, 4-15-10	12,500	12,027,350
5.0%, 8-15-11	13,000	12,960,896

Total Treasury Obligations		36,037,466

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 99.04%		$219,499,398

(Cost: $226,221,591)

SHORT-TERM SECURITY - 0.96%

United States Government Agency Obligation
Federal Home Loan Bank,
4.8%, 7-3-06	2,139	$2,138,430
(Cost: $2,138,430)

TOTAL INVESTMENT SECURITIES - 100.00%		$221,637,828

(Cost: $228,360,021)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

The Investments of Advisors Limited-Term Bond Fund
June 30, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 3.55%
Raytheon Company,
6.75%, 8-15-07	$5,000	$5,048,560

Broadcasting - 2.01%
Cox Communications, Inc.,
4.625%, 1-15-10	3,000	2,861,565

Business Equipment and Services - 2.88%
USA Waste Services, Inc.,
7.125%, 10-1-07	4,050	4,107,008

Capital Equipment - 2.08%
John Deere Capital Corporation,
4.5%, 8-22-07	3,000	2,960,907

Chemicals -- Petroleum and Inorganic - 2.04%
Monsanto Company,
4.0%, 5-15-08	3,000	2,908,920

Chemicals -- Specialty - 2.32%
Praxair, Inc.,
2.75%, 6-15-08	3,500	3,309,152

Finance Companies - 2.05%
International Lease Finance Corporation,
5.0%, 4-15-10	3,000	2,913,408

Food and Related - 2.02%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	3,000	2,876,385

Forest and Paper Products - 2.16%
International Paper Company,
4.25%, 1-15-09	3,200	3,075,328

Mining - 1.42%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	2,075	2,018,155

Petroleum -- International - 2.79%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	4,000	3,980,356

Railroad - 2.84%
CSX Corporation,
6.25%, 10-15-08	4,000	4,043,144

Utilities -- Electric - 8.55%
FPL Group Capital Inc,
7.625%, 9-15-06	5,020	5,037,701
Kansas City Power & Light Company,
6.0%, 3-15-07	2,001	2,003,701
Virginia Electric and Power Company,
5.375%, 2-1-07	5,150	5,136,167
		12,177,569
Utilities -- Telephone - 1.76%
Compania de Telecomunicaciones de Chile S.A.,
7.625%, 7-15-06	1,500	1,502,244
SBC Communications Inc.,
5.38%, 11-14-08	1,000	1,002,080
		2,504,324

TOTAL CORPORATE DEBT SECURITIES - 38.47%		$54,784,781

(Cost: $55,874,925)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligation - 6.81%
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	5,000	4,812,185
5.0%, 10-18-10	5,000	4,894,630
		9,706,815
Mortgage-Backed Obligations - 24.11%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	1,053	999,853
4.0%, 5-15-16	3,513	3,371,676
3.5%, 12-15-16	1,370	1,293,706
5.5%, 7-15-17 (Interest Only)	2,772	67,344
5.5%, 10-15-23 (Interest Only)	9,192	572,825
5.0%, 6-15-24 (Interest Only)	4,000	408,617
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 5-1-07	257	256,411
4.5%, 5-1-10	1,403	1,353,315
4.0%, 6-1-14	3,604	3,405,653
5.0%, 9-1-17	158	152,361
4.5%, 1-1-18	1,810	1,711,768
4.5%, 2-1-18	1,775	1,679,255
4.5%, 4-1-18	1,801	1,704,159
4.5%, 3-1-19	3,052	2,885,218
Federal National Mortgage Association Agency REMIC/CMO,
5.0%, 6-25-28	4,373	4,300,022
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 2-1-17	102	100,197
5.5%, 1-1-18	1,034	1,016,427
5.0%, 3-1-18	1,736	1,675,997
5.0%, 6-1-20	2,508	2,415,972
5.106%, 10-1-35	1,446	1,396,460
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 10-15-17	45	44,979
5.0%, 12-15-17	429	416,917
4.0%, 9-15-18	1,925	1,782,009
3.75%, 1-20-34	1,361	1,325,477
		34,336,618
Treasury Obligations - 29.32%
United States Treasury Notes:
4.75%, 11-15-08	5,000	4,955,275
3.125%, 4-15-09	5,000	4,742,580
4.0%, 6-15-09	5,000	4,846,290
4.0%, 3-15-10	5,000	4,814,650
5.0%, 2-15-11	4,000	3,990,156
5.0%, 8-15-11	5,000	4,984,960
4.375%, 8-15-12	5,000	4,809,765
4.75%, 5-15-14	4,000	3,902,032
4.25%, 8-15-14	5,000	4,708,790
		41,754,498

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 60.24%		$85,797,931

(Cost: $88,993,650)

SHORT-TERM SECURITY - 1.29%

Beverages
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	1,837	$1,836,469
(Cost: $1,836,469)

TOTAL INVESTMENT SECURITIES - 100.00%		$142,419,181

(Cost: $146,705,044)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of this security amounted to 2.02% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).
Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Fixed Income Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: August 28, 2006